SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expense	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2025	2024	2023

Services and fees (1)	108,786	106,272	91,853
Labor cost	377,782	382,392	355,967
Depreciation of property, plant and equipment	29,275	23,915	16,562
Amortization of intangible assets	56,636	43,201	37,126
Maintenance and expenses	12,392	12,312	10,340
Taxes	148,843	149,256	164,935
Office expenses	88,208	86,016	72,426
Freight and transportation	737,657	812,694	681,416
(Decrease) increase of allowance for doubtful accounts	(1,510)	5,566	12,528
Others	43,397	29,135	28,525

Selling, general and administrative expenses	1,601,466	1,650,759	1,471,678
(1) For the year ended December 31, 2025, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,957, including $3,585 for audit services, $331 for audit-related services, and $41 for all other services.
For the year ended December 31, 2024, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $4,411, including $3,954 for audit services, $338 for audit-related services, and $119 for all other services.
For the year ended December 31, 2023, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $5,340, including $4,783 for audit services, $268 for audit-related services, $8 for tax services, and $281 for all other services.